UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Small-Cap Value Fund	September 30, 2018

T. ROWE PRICE SMALL-CAP VALUE FUND

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

COMMON STOCKS 97.8%

CONSUMER DISCRETIONARY 10.6%

	Shares	$ Value
Auto Components 1.0%		
Dorman Products (1)	508,800	39,137
Horizon Global (1)(2)	2,057,263	14,668
LCI Industries	493,600	40,870
Strattec Security (2)	199,753	7,121
Visteon (1)	102,000	9,476
		111,272
Distributors 0.8%		
Pool	423,800	70,724
Uni-Select (CAD)	1,142,200	19,445
		90,169
Diversified Consumer Services 1.5%		
American Public Education (1)(2)	1,253,428	41,426
Career Education (1)	2,674,391	39,929
National American University Holdings (2)	2,032,700	1,626
Strategic Education	575,212	78,821
		161,802
Hotels, Restaurants & Leisure 0.8%		
Bojangles' (1)	1,117,032	17,538
Marriott Vacations Worldwide	302,766	33,834
Red Robin Gourmet Burgers (1)	421,694	16,931
Red Rock Resorts, Class A	557,344	14,853
		83,156
Household Durables 1.3%		
Cavco Industries (1)	402,500	101,832
CSS Industries (2)	1,193,864	16,989
TRI Pointe Group (1)	1,637,500	20,305
		139,126

Internet & Direct Marketing Retail 0.3%		
Liberty Expedia Holdings, Class A (1)	769,759	36,209
		36,209
Media 1.3%		
Cable One	77,500	68,480
MSG Networks, Class A (1)	574,000	14,809
Saga Communications, Class A (2)	563,612	20,375
Scholastic	695,900	32,491
		136,155
Multiline Retail 0.2%		
Ollie's Bargain Outlet Holdings (1)	236,200	22,699
		22,699
Specialty Retail 2.5%		
Aaron's	1,431,100	77,938
Boot Barn Holdings (1)	970,299	27,566
Express (1)	2,666,200	29,488
Lumber Liquidators Holdings (1)(2)	2,058,900	31,892
Monro	185,500	12,911
Party City Holdco (1)	1,786,709	24,210
Sportsman's Warehouse Holdings (1)(2)	3,594,353	21,027
Winmark (2)	227,757	37,808
		262,840
Textiles, Apparel & Luxury Goods 0.9%		
Crocs (1)	1,384,800	29,482
Culp (2)	794,857	19,236
Steven Madden	824,075	43,594
		92,312
Total Consumer Discretionary		1,135,740
CONSUMER STAPLES 4.3%		
Beverages 0.6%		
Boston Beer, Class A (1)	102,300	29,411
Coca-Cola Bottling	194,874	35,522
		64,933

Food & Staples Retailing 0.7%		
BJ's Wholesale Club Holdings (1)	762,173	20,411
PriceSmart	389,479	31,528
SpartanNash	859,700	17,246
		69,185
Food Products 2.6%		
Cal-Maine Foods	559,700	27,033
Nomad Foods (1)	5,510,400	111,641
Post Holdings (1)	813,954	79,800
Sanderson Farms	169,900	17,563
Simply Good Foods (1)	2,066,696	40,197
Simply Good Foods, Warrants, 7/7/22 (1)	436,596	3,689
		279,923
Household Products 0.4%		
Energizer Holdings	418,300	24,533
Oil-Dri (2)	497,700	19,192
		43,725
Total Consumer Staples		457,766
ENERGY 6.8%		
Energy Equipment & Services 2.4%		
Computer Modelling Group (CAD)	2,301,280	15,055
Dril-Quip (1)	645,600	33,733
Frank's International (1)	5,084,700	44,135
Global Geophysical, Warrants, 12/31/18 (1)(3)	26,187	–
Keane Group (1)	2,241,394	27,726
NCS Multistage Holdings (1)	721,011	11,904
Oceaneering International (1)	1,197,000	33,037
Ranger Energy Services (1)(2)	1,115,620	9,349
SEACOR Holdings (1)	315,882	15,608
SEACOR Marine Holdings (1)	985,213	22,295
Sentinel Energy Services, Equity Units (1)(2)	1,978,588	20,320
TETRA Technologies (1)(2)	6,959,400	31,387
		264,549

Oil, Gas & Consumable Fuels 4.4%		
Advantage Oil & Gas (CAD)(1)	7,467,600	20,813
Centennial Resource Development, Class A (1)	2,855,122	62,384
Crew Energy (CAD)(1)	6,140,101	8,937
Earthstone Energy, Class A (1)(2)	1,996,383	18,726
International Seaways (1)	852,146	17,060
Jagged Peak Energy (1)	2,166,487	29,963
Kelt Exploration (CAD)(1)	4,811,300	31,327
Kosmos Energy (1)	2,673,400	24,996
Matador Resources (1)	1,890,860	62,493
Overseas Shipholding Group, Class A (1)	3,942,759	12,420
Panhandle Oil & Gas, Class A	630,270	11,628
Plains GP Holdings, Class A	1,118,752	27,443
REX American Resources (1)	288,500	21,796
Seven Generations Energy, Class A (CAD)(1)	475,100	5,665
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost $1,314 (1)(3)(4)	435	2,262
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18, Cost $26,302 (1)(3)(4)	7,197	37,424
WPX Energy (1)	3,843,200	77,325
		472,662
Total Energy		737,211
FINANCIALS 25.3%		
Banks 15.9%		
American Business Bank (1)	135,660	5,698
Atlantic Capital Bancshares (1)	1,096,506	18,367
BankUnited	2,398,600	84,910
Blue Hills Bancorp	1,199,033	28,897
Bridge Bancorp	393,468	13,063
Burke & Herbert (2)	10,053	28,852
Cobiz Financial (2)	2,902,882	64,270
Columbia Banking System	2,196,435	85,156
East West Bancorp	679,499	41,021
Farmers & Merchants Bank of Long Beach	2,842	24,441
FB Financial	965,987	37,847

First Bancshares	293,404	11,457
First Hawaiian	790,129	21,460
Glacier Bancorp	1,358,300	58,529
HarborOne Bancorp (1)	864,425	16,528
Heritage Commerce	1,500,921	22,394
Heritage Financial	1,104,433	38,821
Home BancShares	4,911,496	107,562
Hope Bancorp	2,490,987	40,279
Howard Bancorp (1)	922,905	16,335
Independent Bank Group	758,980	50,320
John Marshall Bancorp (1)	500,716	9,238
Live Oak Bancshares (2)	2,249,154	60,277
National Bank Holdings, Class A (2)	1,901,759	71,601
National Commerce (1)	244,041	10,079
Origin Bancorp	416,448	15,679
Pacific Premier Bancorp (1)	855,700	31,832
Pinnacle Financial Partners	533,372	32,082
Popular	1,368,800	70,151
Preferred Bank (2)	956,558	55,959
Prosperity Bancshares	822,000	57,006
Revere Bank (1)	121,430	3,764
Sandy Spring Bancorp	784,259	30,829
South State	153,418	12,580
Southern First Bancshares (1)	347,096	13,641
SVB Financial Group (1)	152,500	47,402
Texas Capital Bancshares (1)	741,300	61,269
Towne Bank / Portsmouth VA	2,344,075	72,315
Union Bankshares	391,500	15,085
Webster Financial	876,473	51,677
Western Alliance Bancorp (1)	1,996,154	113,561
Wintrust Financial	678,468	57,629
		1,709,863
Capital Markets 1.8%		
Barings BDC	1,298,179	12,995
Cboe Global Markets	254,936	24,464
Focus Financial Partners, Class A (1)	290,408	13,783

Hercules Capital (5)	1,745,000	22,964
Houlihan Lokey	847,527	38,079
JMP Group, Partnership	1,014,112	5,385
Main Street Capital	625,100	24,066
OTC Markets Group, Class A, Acquisition Date: 12/12/17, Cost $2,370 (1)(4)	94,780	2,589
OTC Markets Group, Class A	405,705	11,664
Safeguard Scientifics (1)	1,020,595	9,542
Virtus Investment Partners	235,042	26,736
		192,267
Consumer Finance 1.3%		
Green Dot, Class A (1)	1,385,500	123,060
SLM (1)	1,355,200	15,111
		138,171
Diversified Financial Services 0.2%		
GS Acquisition Holdings, Equity Units (1)	1,433,632	14,817
		14,817
Insurance 2.4%		
Assured Guaranty	998,083	42,149
Employers Holdings	561,900	25,454
EverQuote, Class A (1)	239,378	3,557
Goosehead Insurance, Class A (1)	323,894	10,970
James River Group Holdings	391,033	16,666
Kinsale Capital Group	269,747	17,226
ProAssurance	1,143,000	53,664
RenaissanceRe Holdings	160,400	21,426
Safety Insurance Group	367,900	32,964
State Auto Financial	1,179,321	36,017
		260,093
Mortgage Real Estate Investment Trusts 0.5%		
Hannon Armstrong Sustainable Infrastructure Capital, REIT	1,797,000	38,581
Redwood Trust, REIT	1,062,000	17,247
		55,828
Thrifts & Mortgage Finance 3.2%		
Beneficial Bancorp	2,471,968	41,776

FS Bancorp (2)	192,704	10,738
Kearny Financial	4,158,659	57,598
Meridian Bancorp	2,255,135	38,337
PCSB Financial	823,705	16,754
PDL Community Bancorp (1)(2)	990,744	14,970
PennyMac Financial Services, Class A	1,192,060	24,914
Radian Group	2,771,300	57,283
Sterling Bancorp	1,173,304	13,270
United Financial Bancorp (2)	2,622,501	44,137
WSFS Financial	555,637	26,198
		345,975
Total Financials		2,717,014
HEALTH CARE 7.3%		
Biotechnology 1.0%		
Cara Therapeutics (1)	439,092	10,516
Coherus Biosciences (1)	924,359	15,252
CytomX Therapeutics (1)	419,638	7,763
Loxo Oncology (1)	94,800	16,195
MacroGenics (1)	270,553	5,801
Madrigal Pharmaceuticals (1)	11,634	2,491
Momenta Pharmaceuticals (1)	675,100	17,755
Rigel Pharmaceuticals (1)	3,676,700	11,802
Xencor (1)	400,685	15,615
		103,190
Health Care Equipment & Supplies 4.5%		
AngioDynamics (1)	350,900	7,629
Atrion (2)	151,423	105,209
Avanos Medical (1)	1,557,331	106,677
Haemonetics (1)	330,300	37,846
Integer Holdings (1)	380,423	31,556
JAND, Class A, Acquisition Date: 3/9/18, Cost: $4,644 (1)(3)(4)	295,474	4,520
Lantheus Holdings (1)	598,179	8,943
Nevro (1)	88,100	5,022
Quidel (1)	1,628,300	106,116
Utah Medical Products (2)	202,829	19,106

West Pharmaceutical Services	443,000	54,697
		487,321
Health Care Providers & Services 1.7%		
Ensign Group	1,090,606	41,356
Molina Healthcare (1)	386,554	57,481
Select Medical Holdings (1)	2,285,400	42,051
WellCare Health Plans (1)	139,000	44,548
		185,436
Pharmaceuticals 0.1%		
TherapeuticsMD (1)	1,664,788	10,921
		10,921
Total Health Care		786,868
INDUSTRIALS & BUSINESS SERVICES 13.7%		
Aerospace & Defense 1.8%		
BWX Technologies	749,200	46,855
Cubic	979,345	71,541
Triumph Group (2)	3,312,300	77,177
		195,573
Building Products 0.9%		
CSW Industrials (1)	615,400	33,047
Insteel Industries	476,485	17,096
JELD-WEN Holding (1)	399,121	9,842
Universal Forest Products	1,080,200	38,164
		98,149
Commercial Services & Supplies 1.4%		
Brady, Class A	804,200	35,184
Matthews International, Class A	697,900	34,999
McGrath RentCorp	651,302	35,476
MSA Safety	265,500	28,260
Stericycle (1)	246,300	14,453
		148,372
Construction & Engineering 0.9%		
Aegion (1)(2)	2,298,752	58,342

Comfort Systems USA	192,000	10,829
Valmont Industries	177,700	24,611
		93,782
Electrical Equipment 0.4%		
Bloom Energy, Class A (1)	317,722	10,828
Thermon Group Holdings (1)	1,297,940	33,461
		44,289
Industrial Conglomerates 0.3%		
Raven Industries	780,154	35,692
		35,692
Machinery 3.9%		
Blue Bird (1)	1,037,200	25,411
Chart Industries (1)	462,400	36,220
CIRCOR International (2)	1,065,079	50,591
ESCO Technologies	676,700	46,050
Hillenbrand	500,300	26,166
John Bean Technologies	555,400	66,259
Luxfer Holdings	696,700	16,198
Lydall (1)	539,100	23,235
RBC Bearings (1)	309,299	46,506
Rexnord (1)	1,249,800	38,494
Sun Hydraulics	726,834	39,816
Westport Fuel Systems (1)	1,450,164	4,351
		419,297
Marine 0.5%		
Kirby (1)	359,700	29,585
Matson	568,500	22,536
		52,121
Professional Services 1.1%		
FTI Consulting (1)	1,023,600	74,917
Huron Consulting Group (1)	301,500	14,894
Navigant Consulting	1,226,422	28,282
		118,093

Road & Rail 2.1%		
Genesee & Wyoming, Class A (1)	673,419	61,274
Landstar System	817,800	99,772
Patriot Transportation Holding (1)(2)	233,333	4,459
Universal Logistics Holdings	1,251,566	46,058
US Xpress Enterprises, Class A (1)	645,295	8,905
		220,468
Trading Companies & Distributors 0.4%		
Beacon Roofing Supply (1)	932,600	33,751
Kaman	215,600	14,397
		48,148
Total Industrials & Business Services		1,473,984
INFORMATION TECHNOLOGY 10.2%		
Communications Equipment 0.6%		
Harmonic (1)(2)	11,151,790	61,335
Lumentum Holdings (1)	123,500	7,404
		68,739
Electronic Equipment, Instruments & Components 2.9%		
Badger Meter	103,909	5,502
Belden	1,425,100	101,767
Knowles (1)	2,746,400	45,645
Littelfuse	403,800	79,908
Mesa Laboratories (2)	205,815	38,203
Methode Electronics	825,200	29,872
SYNNEX	164,407	13,925
		314,822
Internet Software & Services 2.9%		
ANGI Homeservices, Class A (1)	2,463,286	57,838
Cargurus (1)	1,057,341	58,883
Cision (1)	2,565,008	43,092
Coupa Software (1)	375,604	29,710
Glassdor General Escrow, Acquisition Date: 6/21/18, Cost $96 (1)(3)(4)	96,312	87
GTT Communications (1)	879,300	38,162

Pluralsight, Class A (1)	347,701	11,126
Q2 Holdings (1)	467,400	28,301
SVMK (1)	177,258	2,842
SVMK, Acquisition Date: 11/25/14, Cost $9,188 (1)(4)	558,530	8,506
Toast, Acquisition Date: 9/14/18, Cost $19 (1)(3)(4)	1,101	20
Upwork, Acquisition Date: 11/20/17, Cost $1,715 (1)(4)	381,023	4,191
XO Group (1)	704,473	24,290
		307,048
IT Services 0.9%		
Conduent (1)	2,497,200	56,237
Endava, ADR (1)	322,516	9,337
Evo Payments, Class A (1)	657,609	15,717
I3 Verticals, Class A (1)(2)	689,019	15,833
		97,124
Semiconductors & Semiconductor Equipment 1.3%		
Cabot Microelectronics	268,700	27,722
Cree (1)	416,800	15,784
Entegris	1,194,900	34,592
Lattice Semiconductor (1)	2,208,569	17,669
MaxLinear (1)	938,700	18,661
PDF Solutions (1)	321,100	2,900
Rudolph Technologies (1)	619,200	15,139
Synaptics (1)	161,500	7,368
		139,835
Software 1.6%		
Avalara (1)	92,226	3,221
Ceridian HCM Holding (1)	423,044	17,781
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(3)(4)	70,474	866
RealPage (1)	286,600	18,887
Rosetta Stone (1)(2)	1,291,721	25,692
Tableau Software, Class A (1)	685,600	76,609
Zendesk (1)	448,100	31,815
		174,871
Total Information Technology		1,102,439

MATERIALS 4.5%		
Chemicals 2.0%		
AgroFresh Solutions (1)(2)	6,067,395	37,800
American Vanguard	1,405,300	25,295
Hawkins	458,800	19,017
KMG Chemicals (2)	991,160	74,892
Minerals Technologies	639,400	43,223
Orion Engineered Carbons	584,691	18,769
		218,996
Containers & Packaging 0.7%		
Myers Industries (2)	3,162,314	73,524
		73,524
Metals & Mining 1.4%		
Carpenter Technology	1,064,800	62,770
Constellium, Class A (1)	2,093,900	25,860
New Gold (CAD)(1)	7,791,900	6,153
Osisko Gold Royalties (CAD)	1,367,500	10,375
Petra Diamonds (GBP)(1)	30,777,240	15,119
Reliance Steel & Aluminum	347,300	29,621
		149,898
Paper & Forest Products 0.4%		
Clearwater Paper (1)(2)	840,113	24,951
Stella-Jones (CAD)	639,243	21,400
		46,351
Total Materials		488,769
REAL ESTATE 8.8%		
Equity Real Estate Investment Trusts 7.9%		
Acadia Realty Trust, REIT	1,261,700	35,365
American Assets Trust, REIT	481,700	17,963
American Campus Communities, REIT	887,217	36,518
Cedar Realty Trust, REIT (2)	11,544,162	53,796
CubeSmart, REIT	1,244,100	35,494
Douglas Emmett, REIT	898,400	33,888

EastGroup Properties, REIT	373,800	35,743
First Industrial Realty Trust, REIT	556,422	17,472
Healthcare Realty Trust, REIT	2,079,592	60,849
JBG SMITH Properties, REIT	1,149,479	42,335
Kilroy Realty, REIT	463,700	33,243
Paramount Group, REIT	2,371,435	35,785
Pebblebrook Hotel Trust, REIT	1,018,400	37,039
PotlatchDeltic, REIT	830,000	33,988
PS Business Parks, REIT	324,500	41,241
Retail Opportunity Investments, REIT	1,399,400	26,127
Saul Centers, REIT	794,400	44,486
Sunstone Hotel Investors, REIT	3,819,510	62,487
Terreno Realty, REIT	1,810,100	68,241
Urban Edge Properties, REIT	1,227,900	27,112
Urstadt Biddle Properties, REIT	54,800	944
Urstadt Biddle Properties, Class A, REIT	799,400	17,019
Washington Real Estate Investment Trust, REIT	1,577,800	48,359
		845,494
Real Estate Management & Development 0.9%		
FirstService	675,300	57,171
FRP Holdings (1)	415,700	25,815
J.G. Boswell	11,485	7,482
St Joe (1)	649,200	10,907
		101,375
Total Real Estate		946,869
TELECOMMUNICATION SERVICES 0.2%		
Diversified Telecommunication Services 0.2%		
GCI Liberty, Class A (1)	430,339	21,947
Total Telecommunication Services		21,947
UTILITIES 6.0%		
Electric Utilities 1.4%		
MGE Energy	287,800	18,376
PNM Resources	2,200,600	86,814

CONVERTIBLE PREFERRED STOCKS 1.0%		
CONSUMER DISCRETIONARY 0.1%		
Hotels, Restaurants & Leisure 0.1%		
Sweetgreen, Series G, Acquisition Date: 8/15/16 – 2/27/18, Cost $10,075 (1)(3)(4)	1,119,428	10,075
		10,075
Internet & Direct Marketing Retail 0.0%		
Framebridge, Series C, Acquisition Date: 6/20/18, Cost $5,134 (1)(3)(4)	1,477,622	5,134
		5,134
Total Consumer Discretionary		15,209
CONSUMER STAPLES 0.2%		
Food Products 0.2%		
Farmers Business Network, Series D, Acquisition Date: 11/3/17, Cost $15,529 (1)(3)(4)	841,026	15,529
Total Consumer Staples		15,529
HEALTH CARE 0.1%		
Health Care Equipment & Supplies 0.1%		
JAND, Series E, Acquisition Date: 3/9/18, Cost $5,729 (1)(3)(4)	364,498	5,577
Total Health Care		5,577
INFORMATION TECHNOLOGY 0.6%		
Internet Software & Services 0.4%		
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $10,300 (1)(3)(4)	29,130	14,854
Toast, Series D, Acquisition Date: 6/27/18, Cost $12,505 (1)(3)(4)	722,552	12,863
Toast, Series B, Acquisition Date: 9/14/18, Cost $171 (1)(3)(4)	9,907	177
Upwork, Series A-1, Acquisition Date: 11/20/17, Cost $1,595 (1)(4)	354,555	3,900
Upwork, Series A-2, Acquisition Date: 11/20/17, Cost $5,371 (1)(4)	1,193,469	13,128
		44,922
Software 0.2%		
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(3)(4)	296,360	4,046

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $15,598,000 for the period ended September 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018